Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalent	€ 493,129	€ 2,384,625
Accounts receivable and other receivables	1,739,775	2,926,132
Inventories	3,444,184	1,951,822
Amount due from related parties	10,443,887	246,220
Prepaid expense	3,643,077	1,020,384
Investments	34,557	52,050
Total Current Assets	19,798,609	8,581,233
Non- Current Assets
Property and equipment, net	214,966	273,862
Intangible assets, net	2,102,151	1,712,975
Right-of-use assets	21,444	35,311
Deferred tax assets	2,272,573	2,043,812
Total Assets	24,409,743	12,647,193
Current Liabilities
Accounts payable and accrued liabilities	12,647,530	2,910,818
Accrued interest payable	355,711	14,901
Amount due to related parties	2,929,117	1,792,045
Lease liabilities - current portion	12,203	32,367
Bank loans - current portion	4,510,831	4,369,949
Debt bond - current portion	253,352	91,411
Total Current Liabilities	20,708,744	9,211,491
Non-Current Liabilities
Lease liabilities	10,059	3,958
Deferred tax liabilities	30,595	33,339
Debt bond - noncurrent portion	2,060,705	774,471
Total Liabilities	22,810,103	10,023,259
Shareholders’ Equity
Share Capital	2,754,285	2,754,285
Additional paid in capital	3,940,606	3,808,591
Reserve	1,411,846	1,411,846
Accumulated Deficit	(6,507,097)	(5,350,788)
Total Shareholders’ Equity	1,599,640	2,623,934
Total Liabilities and Shareholders’ Equity	€ 24,409,743	€ 12,647,193